Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Wireless devices and accessories	$ 230	$ 239
Merchandise and other	159	181
Total inventory	389	420
Inventory recognized in cost of revenues	$ 2,988	$ 3,133